Bonds and Loans - Schedule of Composition of Bonds (Details) € in Millions, ¥ in Millions, $ in Millions	Mar. 31, 2022 JPY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Oct. 14, 2021 JPY (¥)	Mar. 31, 2021 JPY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Bonds	¥ 3,637,355				¥ 3,532,202
Hybrid subordinated bonds
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	500,000	$ 500,000
Bonds	¥ 498,154				497,485
Spread on variable interest rate	1.72%	1.72%	1.72%
Hybrid subordinated bonds | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	1.75%	1.75%	1.75%
Hybrid subordinated bonds | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.75%	2.75%	2.75%
USD Unsecured Senior Notes
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 200
Bonds	¥ 0				22,084
Interest rate (%)	2.45%	2.45%	2.45%
2018 EUR Unsecured Senior Notes – variable rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | €			€ 750
Bonds	¥ 101,912				97,221
2018 EUR Unsecured Senior Notes – variable rate | EURIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	1.10%	1.10%	1.10%
2018 EUR Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | €			€ 3,000				€ 4,500
Bonds	¥ 405,290				¥ 580,805
2018 EUR Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.25%	2.25%	2.25%		1.125%	1.125%	1.125%
2018 EUR Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.00%	3.00%	3.00%		3.00%	3.00%	3.00%
2018 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 3,250
Bonds	¥ 395,303				¥ 357,296
2018 USD Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.40%	4.40%	4.40%
2018 USD Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.00%	5.00%	5.00%
Unsecured Senior Notes Assumed in Shire Acquisition
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 4,000				$ 5,500
Bonds	¥ 465,958				577,426
Unsecured Senior Notes Assumed in Shire Acquisition | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.875%	2.875%	2.875%
Unsecured Senior Notes Assumed in Shire Acquisition | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.20%	3.20%	3.20%
Unsecured Senior Notes Assumed in Shire Acquisition
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 1,520
Bonds	¥ 185,998				167,972
Unsecured Senior Notes Assumed in Shire Acquisition | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.60%	3.60%	3.60%
Unsecured Senior Notes Assumed in Shire Acquisition | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.25%	5.25%	5.25%
2020 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 7,000
Bonds	¥ 849,391				768,133
2020 USD Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.05%	2.05%	2.05%
2020 USD Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.375%	3.375%	3.375%
2020 EUR Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | €			€ 3,600
Bonds	¥ 485,985				463,780
2020 EUR Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	0.75%	0.75%	0.75%
2020 EUR Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.00%	2.00%	2.00%
JPY Unsecured Senior Bonds – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 250,000			¥ 250,000
Bonds	¥ 249,364				¥ 0
Interest rate (%)	0.40%	0.40%	0.40%